Income Taxes - Schedule of Reconciliation of the Amounts of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Amounts of Gross Unrecognized Tax Benefits [Abstract]
Beginning balance	$ 14,819	$ 16,146
Additions for current year tax positions
Additions for prior year tax positions	23
Reductions for prior year tax positions		(969)
Reductions due to lapse in statutes of limitations	(1,680)	(358)
Ending balance	$ 13,162	$ 14,819